Compensation Plans (Liability For Share-Based Payment Transactions) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation Plans [Abstract]
Liability for Unvested Cash-Settled Share-Based Payment Transactions	$ 121	$ 85	$ 69
Liability for Vested Cash-Settled Share-Based Payment Transactions	48	71	86
Liability for Cash-Settled Share-Based Payment Transactions	$ 169	$ 156	$ 155